Employee benefit expenses (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits Expenses [Abstract]
Current service cost	$ 41,664	$ 48,884	$ 77,912
Interest cost	21,522	26,445	24,941
Expense recognized in the consolidated statements of profit or loss	$ 63,186	$ 75,329	$ 102,853